Trade receivables and Prepayments and other receivables (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade receivables and Prepayments and other receivable [Line Items]
At 1 January	$ 594	$ 741
Foreign exchange (income) loss	(48)	(147)
At 31 December	$ 546	$ 594